Dear Shareholder:

The Victory Fund for Income Prospectus is being revised to reflect a change in the sales charge exemption for certain purchases of $1,000,000 and above. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                                 Fund for Income
                       Supplement dated December 15, 1999
                     To the Prospectus dated March 29, 1999

On page 8, under "Investing with Victory," in the "Calculation of Sales Charges" section, replace the table and footnote with the following:

      ---------------------------- ------------------ ----------------------
                                    Sales Charge as    Sales Charge as a %
      Your Investment in the Fund   a % of Offering    of Your Investment
                                         Price
      ---------------------------- ------------------ ----------------------
      Up to $49,999                      2.00%                2.04%
      ---------------------------- ------------------ ----------------------
      $50,000 up to $99,999              1.75%                1.78%
      ---------------------------- ------------------ ----------------------
      $100,000 up to $249,999            1.50%                1.52%
      ---------------------------- ------------------ ----------------------
      $250,000 up to $499,999            1.25%                1.27%
      ---------------------------- ------------------ ----------------------
      $500,000 up to $999,999            1.00%                1.01%
      ---------------------------- ------------------ ----------------------
      $1,000,000 and above*              0.00%                0.00%
      ---------------------------- ------------------ ----------------------

        *Except as indicated in the last sentence of this note, there is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged to the shareholder if shares are redeemed in the first year after purchase, or at 0.50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. The initial sales charge exemption for investments of $1 million or more does not apply to tax-deferred retirement accounts (except IRA accounts); the sales charge on investments by such tax-deferred retirement accounts of $1 million or more is the same as for investments between $500,000 and $999,999.

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Fund at 800-539-FUND.


                                   VF-FFI-SUP1

Dear Shareholder:

The Victory Lakefront Prospectus is being revised to reflect a change in the sales charge exemption for certain purchases of $1,000,000 and above. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                                 Lakefront Fund

                       Supplement dated December 15, 1999
                      To the Prospectus dated March 1, 1999
                          As Supplemented June 30, 1999

On page 8, under "Investing with Victory," in the "Calculation of Sales Charges" section, replace the table and footnote with the following:

      ---------------------------- ------------------ ----------------------
                                    Sales Charge as    Sales Charge as a %
      Your Investment in the Fund   a % of Offering    of Your Investment
                                         Price
      ---------------------------- ------------------ ----------------------
      Up to $49,999                      5.75%                6.10%
      ---------------------------- ------------------ ----------------------
      $50,000 up to $99,999              4.50%                4.71%
      ---------------------------- ------------------ ----------------------
      $100,000 up to $249,999            3.50%                3.63%
      ---------------------------- ------------------ ----------------------
      $250,000 up to $499,999            2.50%                2.56%
      ---------------------------- ------------------ ----------------------
      $500,000 up to $999,999            2.00%                2.04%
      ---------------------------- ------------------ ----------------------
      $1,000,000 and above*              0.00%                0.00%
      ---------------------------- ------------------ ----------------------

        *Except as indicated in the last sentence of this note, there is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of 1.00% will be charged to the shareholder if any shares are redeemed in the first year after purchase, or at 0.50% within two years of purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. The initial sales charge exemption for investments of $1 million or more does not apply to tax-deferred retirement accounts (except IRA accounts); the sales charge on investments by such tax-deferred retirement accounts of $1 million or more is the same as for investments between $500,000 and $999,999.

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Fund at 800-539-FUND.

                                  VF-VLF-SUP4

Dear Shareholder:

The Victory Small Company Opportunity Fund Prospectus is being revised to reflect a change in the sales charge exemption for certain purchases of $1,000,000 and above. This information is important and is part of your Prospectus.

-------------------------------------------------------------------------------

                             The Victory Portfolios

                         Small Company Opportunity Fund

                       Supplement dated December 15, 1999
                     To the Prospectus dated March 29, 1999
                          As Supplemented July 28, 1999

On page 8, under "Investing with Victory," in the "Calculation of Sales Charges" section, replace the table and footnote with the following:

      ---------------------------- ------------------ ----------------------
                                    Sales Charge as    Sales Charge as a %
      Your Investment in the Fund   a % of Offering    of Your Investment
                                         Price
      ---------------------------- ------------------ ----------------------
      Up to $49,999                      5.75%                6.10%
      ---------------------------- ------------------ ----------------------
      $50,000 up to $99,999              4.50%                4.71%
      ---------------------------- ------------------ ----------------------
      $100,000 up to $249,999            3.50%                3.63%
      ---------------------------- ------------------ ----------------------
      $250,000 up to $499,999            2.50%                2.56%
      ---------------------------- ------------------ ----------------------
      $500,000 up to $999,999            2.00%                2.04%
      ---------------------------- ------------------ ----------------------
      $1,000,000 and above*              0.00%                0.00%
      ---------------------------- ------------------ ----------------------

        *Except as indicated in the last sentence of this note, there is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged to the shareholder if any shares are redeemed in the first year after purchase, or at 0.50% on shares sold within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. The initial sales charge exemption for investments of $1 million or more does not apply to tax-deferred retirement accounts (except IRA accounts); the sales charge on investments by such tax-deferred retirement accounts of $1 million or more is the same as for investments between $500,000 and $999,999.

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Fund at 800-539-FUND.


                                  VF-SGF-SUP2